DEFERRED TAX LIABILITIES - MOVEMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	¥ 145,102	¥ 87,816
Charged/(Credited) to comprehensive income statement	(5,477)	57,286
Balance at end of year	139,625	145,102
Differences in accounting base and tax base in recognition of fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	7,863	8,267
Charged/(Credited) to comprehensive income statement	(2,593)	(404)
Balance at end of year	5,270	7,863
Differences in accounting base and tax base in recognition of leasehold land payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	66,390	68,883
Charged/(Credited) to comprehensive income statement	(2,493)	(2,493)
Balance at end of year	63,897	66,390
Changes in fair value of available-for-sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	60,647	0
Charged/(Credited) to comprehensive income statement	0	60,647
Balance at end of year	60,647	60,647
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	10,202	10,666
Charged/(Credited) to comprehensive income statement	(391)	(464)
Balance at end of year	¥ 9,811	¥ 10,202